Income Taxes (Tables)	12 Months Ended
Jun. 30, 2026
Income Taxes [Abstract]
Schedule of Income (Loss) Before Provision for (Benefit from) Income Taxes

The Company’s income (loss) before provision for (benefit from) income taxes for the years ended June 30, 2026, 2025 and 2024 was as follows:

	For the years ended June 30,
	2026	2025	2024
BVI	$(442,753)	$-	$-
United States	(813,917)	(2,135,677)	(6,579,192)
PRC	(930,272)	(2,943,853)	(5,642,113)
Income before income taxes	$(2,186,942)	$(5,079,530)	$(12,221,305)

Schedule of Components of the Provision for (Benefit from) Income Taxes	The components of the provision for (benefit from) income taxes for the years ended June 30, 2026, 2025 and 2024 consisted of the following:
	For the years ended June 30,
	2026	2025	2024
Current:
BVI	$-	$-	$-
United States
PRC		6,596
Total current	-	6,596	-
Deferred:
BVI	-	-	-
United States	-	-	-
PRC	-	-	-
Total deferred	-	-	-
Total income tax expense	$-	$6,596	$-

Schedule of Reconciles the PRC Statutory Rates to the Company’s Effective Tax Rate	Accordingly, the following table reconciles the PRC statutory rates (where the Company’s main operation located) to the Company’s effective tax rate for the year ended June 30, 2026 in accordance with the guidance of ASU 2023-09 was as follows:

	Year Ended June 30, 2026
	Amount	Percent
Income tax provision at PRC Statutory tax rate	$(546,736)	(25.00)%
Tax rate difference – current provision	143,831	6.58%
Effect of PRC tax holiday	(106,864)	(4.89)%
Non-deductible item:
Non-deductible share-based compensation	203,532	9.31%
Valuation allowance:
BVI	-	-%
US	(30,419)	(1.39)%
PRC	336,656	15.39%
Income tax expense and effective tax rate	$-	-%

The following table reconciles the U.S. statutory rates (prior to the domiciliation to BVI in April 2026) to the Company’s effective tax rate for the year ended June 30, 2025 in accordance with the guidance of ASU 2023-09 was as follows:

	Year Ended June 30, 2025
	Amount	Percent
Income tax provision at U.S. Statutory tax rate	$(1,052,379)	(21.00)%
Tax rate difference – current provision	(103,517)	(2.07)%
Effect of PRC tax holiday	(94,083)	(1.88)%
Non-deductible item:
Non-deductible share-based compensation	397,497	7.93%
Valuation allowance:
US	56,833	1.13%
PRC	802,245	16.01%
Income tax expense and effective tax rate	$6,596	(0.13)%

The following table reconciles the U.S. statutory rates (prior to the domiciliation to BVI in April 2026) to the Company’s effective tax rate for the year ended June 30, 2024 in accordance with the guidance of ASU 2023-09 was as follows:

	Year Ended June 30, 2024
	Amount	Percent
Income tax provision at U.S. Statutory tax rate	$(2,391,430)	(21.00)%
Tax rate difference – current provision	(163,927)	(1.44)%
Effect of PRC tax holiday	151,611	1.33%
Non-deductible item:
Non-deductible share-based compensation	773,162	6.79%
Valuation allowance:
US	610,109	5.36%
PRC	1,020,475	8.96%
Income tax expense and effective tax rate	$-	-%

Schedule of Cash Paid for Income Taxes, Net of Refunds

 Cash paid for income taxes, net of refunds, during the years ended June 30, 2026, 2025 and 2024 was as follows:

	For the years ended June 30,
	2026	2025	2024
BVI	$-	$-	$-
United States	-	-	-
PRC	-	6,596	-
Income taxes paid	$-	$6,596	$-

Schedule of Net Deferred Tax Assets

The Company’s net deferred tax assets as of June 30, 2026 and 2025 is as follows:

	June 30, 2026	June 30, 2025
Deferred tax asset
Net operating loss	$4,090,404	$5,408,433
Depreciation and amortization	212,824	236,991
Bad debt expense	123,691	120,987
Social security and insurance accrual	96,273	66,298
Inventory impairment	46,715	38,220
ROU, net of lease liabilities	310	(941)
Total	4,570,217	5,869,988
Less: valuation allowance	(4,570,217)	(5,869,988)
Net deferred tax asset	$-	$-